Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,165	$ 4,952
Credit facilities utilized:
Short-term borrowings	(60)	(209)
Long-term debt (including current portion)	(24,231)	(21,535)
Letters of credit outstanding	(119)	(129)
Credit facilities unused	3,920	3,943
Current installments of long-term debt	$ 926	$ 705
Credit facility
Credit facilities utilized:
Short-term debt weighted average interest rate (percent)	4.20%	1.80%
Long-term debt weighted average interest rate (percent)	3.30%	2.50%
Current installments of long-term debt	$ 735	$ 312
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(1,066)	(671)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,066)	(671)
Credit facility
Credit facilities utilized:
Short-term borrowings	(60)	$ (209)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	3,780
Credit facilities utilized:
Letters of credit outstanding	(65)
Credit facilities unused	2,924
Regulated Utilities | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(731)
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(60)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,385
Credit facilities utilized:
Letters of credit outstanding	(54)
Credit facilities unused	996
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(335)
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0